Impairment losses (Details) ₨ / shares in Units, € in Millions, ₨ in Billions	12 Months Ended
	Mar. 31, 2026 EUR (€)	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 EUR (€) ₨ / shares	Mar. 31, 2024 INR (₨)
Goodwill [member]
Impairment losses
Management plans period (in years)	5 years
Indus Towers
Impairment losses
Impairment losses			€ 64
Share price | ₨ / shares				₨ 291.15
Recoverable amount			1,800	₨ 1,800	₨ 165
Cash-generating units within continuing operations
Impairment losses
Impairment losses	€ 0
Germany, cash-generating unit [Member]
Impairment losses
Impairment losses		€ 4,400
Amount by which unit's recoverable amount exceeds its carrying amount	300		2,300	2,300
Germany, cash-generating unit [Member] | Value in use [member]
Impairment losses
Carrying values of impairment reduced value in use estimates		30,900
Romania Cash Generating Unit [Member]
Impairment losses
Impairment losses		200
Romania Cash Generating Unit [Member] | Value in use [member]
Impairment losses
Carrying values of impairment reduced value in use estimates		600
UK
Impairment losses
Amount by which unit's recoverable amount exceeds its carrying amount	€ 2,200	€ 1,000	€ 1,600	₨ 1,600